FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2018
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	$17	$-	$17	$-

Total financial assets	$17	$-	$17	$-